UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21916
                                                     ---------

                         Oppenheimer SMA Core Bond Fund
                         ------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.0%
---------------------------------------------------------------------------------------------------------

Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
2.838%, 4/15/11 1                                            $    300,000                 $     298,099
---------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3,
Asset-Backed Pass-Through Certificates, Series
2006-WFH4, Cl. A1, 2.649%, 11/25/36 1                              88,905                        86,845
---------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11,
Asset-Backed Certificates, Series 2005-11, Cl. AF2,
4.657%, 2/25/36                                                    40,000                        39,806
---------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable
Nts., Series 2007-3, Cl. A3, 3.168%, 6/15/12 1                    260,000                       256,866
---------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations, Series 2005-2, Cl. A4, 4.15%,
10/15/10                                                           53,678                        53,887
---------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg.
Asset-Backed Certificates, Series 2006-WMC1, Cl. A2B,
2.739%, 1/25/37 1                                                  68,976                        68,140
---------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 2.699%, 7/1/36 1            130,000                       120,570
---------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
2.639%, 9/25/36 1                                                  47,571                        46,023
                                                                                          ---------------
Total Asset-Backed Securities (Cost $985,256)                                                   970,236

---------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--80.5%
---------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY--52.3%
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--52.3%
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2351, Cl. PZ, 6.50%, 8/15/31                               551,624                       580,576
Series 2538, Cl. F, 3.418%, 12/15/32 1,2                          181,642                       180,828
Series 2592, Cl. F, 3.568%, 12/15/32 1                            212,881                       212,047
Series 2691, Cl. MG, 4.50%, 10/15/33                              310,000                       291,073
Series 2750, Cl. XG, 5%, 2/1/34                                   200,000                       188,920
Series 2754, Cl. PE, 5%, 2/15/34                                  276,000                       258,954
Series 2844, Cl. PE, 5%, 8/15/34                                  211,000                       198,406
Series 2890, Cl. PE, 5%, 11/1/34                                  200,000                       187,955
Series 2936, Cl. PE, 5%, 2/1/35                                   262,000                       245,737
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 2989, Cl. TS, 48.304%,
6/15/25 3                                                         881,984                        87,174
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/19-11/1/19                                          1,494,549                     1,492,476
5%, 3/25/18-9/25/20                                             1,323,784                     1,342,155
5%, 9/25/33 2                                                     463,531                       460,139
5%, 4/1/23-4/1/38 4                                             1,230,000                     1,222,627
5.50%, 5/1/34                                                   1,237,343                     1,253,316
5.50%, 4/1/23-4/1/38 4                                          1,427,000                     1,442,851
6%, 12/1/33                                                       998,342                     1,028,050
6%, 4/1/21 4                                                      460,000                       473,441
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 2001-74, Cl. QE, 6%, 12/25/31                               465,233                       481,388
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 1                        114,984                       119,802
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 1                         115,321                       125,850
---------------------------------------------------------------------------------------------------------

                       1 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2003-26, Cl. XS, 46.705%, 3/25/23 3                    $  1,030,936                 $     106,216
Trust 2003-52, Cl. NS, 37.953%, 6/25/23 3                         368,634                        40,516
Trust 2006-43, Cl. SJ, 44.148%, 6/25/36 3                         496,242                        51,743
Trust 2543, Cl. UB, 86.584%, 11/15/21 3                           597,105                        40,855
Trust 342, Cl. 2, 5.696%, 9/1/33 3                                604,299                       134,225
Trust 351, Cl. 9, 8.668%, 10/1/34 3                               693,970                       146,094
Trust 354, Cl. 2, 7.61%, 11/1/34 3                                235,294                        51,357
---------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg.
Pass-Through Certificates, Series 2003-AR9, Cl. 2A,
4.039%, 9/25/33 1                                                  83,431                        79,369
---------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl.
2A1, 6.131%, 8/25/36 1                                            248,982                       241,517
                                                                                          ---------------
                                                                                             12,765,657

---------------------------------------------------------------------------------------------------------
NON-AGENCY--28.2%
---------------------------------------------------------------------------------------------------------

COMMERCIAL--10.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                             50,000                        49,220
Series 2006-1, Cl. AM, 5.421%, 9/1/45 1                           240,000                       219,845
---------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                               260,000                       253,409
---------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36 1                       182,084                       149,740
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 1                       87,084                        63,818
---------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series
2006-C1, Cl. A2, 5.512%, 2/15/39                                  160,000                       159,583
---------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-8,
Asset-Backed Certificates, Series 2006-8, Cl. 2A1,
2.629%, 1/25/46 1                                                  54,358                        53,256
---------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                     46,411                        41,942
---------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2,
5.381%, 3/10/39                                                   330,000                       323,618
---------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                         250,000                       247,725
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                        330,000                       321,912
---------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial
Mtg. Pass-Through Certificates, Series 2005-C7, Cl. A2,
5.103%, 11/11/30                                                   50,000                        49,709
---------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                           140,000                       138,157

                       2 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
---------------------------------------------------------------------------------------------------------
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 1                    $    140,000                 $     126,595
---------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                    30,000                        29,387
---------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg, Pass-Through Certificates, Series 2006-AR8, Cl.
1A4, 5.884%, 8/1/46 1                                             236,958                       227,526
                                                                                          ---------------
                                                                                              2,455,442

---------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.6%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 6.10%, 9/25/36 1                                             198,128                       186,786
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A5, 5.109%, 3/25/36 1                                            226,919                       217,631
                                                                                          ---------------
                                                                                                404,417

---------------------------------------------------------------------------------------------------------
MULTIFAMILY--9.1%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                          126,792                       126,576
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 1                         162,800                       159,647
---------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through
Certificates, Series 2006-4, Cl. 2A1, 5.795%, 10/25/36 1           87,810                        79,101
---------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 1 A3A,
5.888%, 7/25/36 1                                                  69,066                        66,459
---------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.2A4,
5.75%, 1/25/35                                                    140,000                       119,574
---------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl.2A3,
5.50%, 2/25/36                                                    110,000                        97,791
---------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates:
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 1                        115,161                       116,971
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 1                      154,375                       148,393
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 1                       166,526                       157,825
---------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                            100,000                        88,093
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 1                       178,671                       153,365
---------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 1        266,032                       255,786
---------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
Pass-Through Certificates, Series 2007-2, Cl. 2A1,
6.002%, 6/25/37 1                                                 218,466                       207,172
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A,
4.996%, 12/25/34 1                                                 51,834                        48,790
---------------------------------------------------------------------------------------------------------

                       3 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
---------------------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
3.541%, 9/25/34 1                                            $     42,863                 $      40,750
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
2A2, 4.541%, 3/25/35 1                                             32,082                        31,188
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl.
2A2, 4.523%, 4/25/35 1                                             52,363                        48,959
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.65%, 7/25/36 1                        81,132                        77,825
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 1                      112,082                       107,512
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A6, 5.109%, 3/25/36 1                                             46,949                        43,828
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 5.094%, 3/25/36 1                                             47,675                        45,648
                                                                                          ---------------
                                                                                              2,221,253

---------------------------------------------------------------------------------------------------------
RESIDENTIAL--7.4%
Bank of America Alternative Loan Trust, Mtg.
Pass-Through Certificates, Series 2003-1, Cl. A6, 6%,
2/1/33                                                             79,553                        72,886
---------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5,
5.50%, 5/25/35                                                     60,000                        55,268
---------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate
Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A1, Cl. 2A1, 5.25%, 3/1/21                                    82,405                        81,660
---------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-24CB, Mtg.
Pass-Through Certificates, Series 2004-24CB, Cl.1A1, 6%,
11/1/34                                                            93,260                        77,020
---------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.3A1, 6%,
1/1/35                                                             74,472                        66,728
---------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                    140,000                       125,585
---------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-21CB, Mtg.
Pass-Through Certificates, Series 2005-21CB, Cl. A7,
5.50%, 6/1/35                                                      84,578                        75,710
---------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1, Cl. 4A1, 5.834%, 3/1/37 1          135,292                       124,544
---------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Asset-Backed Certificates, Series 2005-A1, Cl.2A1,
4.516%, 12/25/34 1                                                 29,383                        27,966
---------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.426%, 6/25/36 1                                                  70,000                        64,884
---------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1, 5.007%, 8/1/22 1           254,396                       241,297
---------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
1A1, 5.056%, 12/1/35 1                                            146,867                       142,926
---------------------------------------------------------------------------------------------------------

                       4 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
---------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
---------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 5.75%, 10/25/36 1                                       $    242,636                 $     226,775
---------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
2A1, 5.699%, 6/25/37 1                                            159,251                       144,803
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1,
5%, 6/25/18                                                        87,776                        84,505
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
5A3, 5.597%, 7/1/36 1                                              43,194                        41,880
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR13, Cl.
A5, 5.76%, 9/1/36 1                                                99,134                        84,264
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
2A2, 5.537%, 4/1/36 1                                              96,887                        72,665
                                                                                          -------------
                                                                                              1,811,366
                                                                                          -------------
Total Mortgage-Backed Obligations (Cost $19,570,878)                                         19,658,135

---------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--18.7%
---------------------------------------------------------------------------------------------------------

Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                    100,000                        95,845
---------------------------------------------------------------------------------------------------------
Bank of America Corp., 8% Unsec. Perpetual Nts.,
Series K 5                                                        180,000                       180,580
---------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 5                       330,000                       264,132
---------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 6                  160,000                       161,785
---------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                      50,000                        49,292
---------------------------------------------------------------------------------------------------------
Canadian National Resources Ltd., 5.90% Nts., 2/1/18               25,000                        25,635
---------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.746% Sr. Unsec. Nts., 5/10/10 1,7                                75,000                        49,707
5.875% Nts., 5/10/12 7                                            200,000                       126,860
---------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                  55,000                        56,775
---------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 1                 115,000                       113,651
---------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11            80,000                        70,646
---------------------------------------------------------------------------------------------------------
Clorox Co. (The), 5% Sr. Unsec. Nts., 3/1/13                       20,000                        20,099
---------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 7                      120,000                       120,043
---------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                100,000                       100,250
---------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                   75,000                        90,506
---------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                      80,000                        80,200
---------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                  58,000                        58,000
---------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                       25,000                        25,155
---------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10             220,000                       196,190
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                 90,000                        64,640
---------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                           215,000                       186,713
---------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 5,7               400,000                       287,290
---------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1            340,000                       276,202
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.75% Unsec. Sub. Nts.,
12/28/17                                                          180,000                       173,460
---------------------------------------------------------------------------------------------------------

                       5 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
---------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                   $    150,000                 $     151,113
---------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1            210,000                       167,389
---------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                       155,000                       154,613
---------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A,
1/15/10                                                            50,000                        53,594
---------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                  40,000                        41,176
---------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                90,000                        89,686
4.70% Nts., 6/30/09                                                60,000                        60,162
---------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 7                                                        100,000                       124,582
---------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 7         150,000                       167,617
---------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                   225,000                       230,625
---------------------------------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                      10,000                         9,871
4% Nts., 1/15/09                                                  105,000                        94,570
---------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                            30,000                        30,421
---------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 6                      150,000                       135,750
---------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13               120,000                       124,424
---------------------------------------------------------------------------------------------------------
Weatherford International Ltd., 5.15% Nts., 3/15/13                25,000                        25,060
---------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                25,000                        26,219
                                                                                         ----------------
Total Corporate Bonds and Notes (Cost $4,841,745)                                             4,560,528

                                                                   SHARES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--9.3%
---------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 8,9 (Cost $2,273,500)                                     2,273,500                     2,273,500
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $27,671,379)                      112.5%                   27,462,399
---------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                               (12.5)                   (3,055,266)
                                                             --------------------------------------------

NET ASSETS                                                          100.0%                $  24,407,133
                                                             ============================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $640,967. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $658,180 or 2.70% of the Fund's net assets as of March 31, 2008.

4. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

5. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

6. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $297,535, which represents 1.22% of the Fund's net assets. See accompanying Notes.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $876,099 or 3.59% of the Fund's net assets as of March 31, 2008.

8. Rate shown is the 7-day yield as of March 31, 2008.

                       6 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES         GROSS          GROSS            SHARES
                                             DECEMBER 31, 2007     ADDITIONS     REDUCTIONS    MARCH 31, 2008
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                         2,086,864      5,635,658      5,449,022         2,273,500

                                                                                                  DIVIDEND
                                                                                    VALUE           INCOME
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                                  $  2,273,500       $   13,742

-------------------------------------------------------------------------------
VALUATION INPUTS
-------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                        INVESTMENTS IN        OTHER FINANCIAL
VALUATION INPUTS                                            SECURITIES           INSTRUMENTS*
------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                              $       2,273,500          $     (10,997)
Level 2 - Other Significant Observable Inputs               25,188,899                 13,387
Level 3 - Significant Unobservable Inputs                           --                     --
                                                    --------------------------------------------
    TOTAL                                            $      27,462,399          $       2,390
                                                    ============================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

-------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                                                                 UNREALIZED
                                              NUMBER OF      EXPIRATION                        APPRECIATION
CONTRACT DESCRIPTION            BUY/SELL      CONTRACTS            DATE             VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------- ---
U.S. Long Bonds                      Buy             13         6/19/08     $   1,544,359    $         8,208
U.S. Treasury Nts., 2 yr.           Sell             13         6/30/08         2,790,531             (5,023)
U.S. Treasury Nts., 5 yr.           Sell             13         6/30/08         1,485,047            (14,736)
U.S. Treasury Nts., 10 yr.           Buy              4         6/19/08           475,813                554
                                                                                              -----------------
                                                                                              $      (10,997)
                                                                                              =================

                       7 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                           BUY/SELL   NOTIONAL         PAY/                  PREMIUM
                                                             CREDIT     AMOUNT      RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY        REFERENCE ENTITY                PROTECTION      (000S)  FIXED RATE         DATE   (RECEIVED)       VALUE
------------------------------------------------------------------------------ -----------------------------------------------------
Barclays Bank plc:
                         CDX.NA.IG.9 Index                     Sell    $   475       0.600%     12/20/12  $   (2,968)  $  (17,571)
                         Dillard's, Inc.                       Sell         45       1.900      12/20/08           -         (464)
                         HCP, Inc.                             Sell         60       4.600       3/20/09           -           57
                         iStar Financial, Inc.                 Sell         70       4.400      12/20/12           -       (9,315)
                         Merrill Lynch & Co., Inc.             Sell        255       0.680       9/20/08           -           29
                         Morgan Stanley                        Sell        230       2.150       9/20/08           -        1,524
                         Six Flags, Inc.                       Sell         65       8.250      12/20/08           -       (8,754)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                         ArvinMeritor, Inc.                    Sell        105       2.750       9/20/08           -       (1,975)
                         Beazer Homes USA, Inc.                Sell        105       7.000       6/20/08           -       (1,002)
                         CenturyTel, Inc.                       Buy         30       1.300       3/20/13           -          766
                         CenturyTel, Inc.                       Buy         20       1.740       3/20/13           -          128
                         Intelsat Ltd.                         Sell         65       3.450       9/20/08           -       (1,352)
                         iStar Financial, Inc.                 Sell         25      12.000       3/20/09           -         (361)
                         iStar Financial, Inc.                 Sell         25       4.000      12/20/12           -       (3,327)
                         Morgan Stanley                        Sell        245       2.150       9/20/08           -        1,623
                         Pulte Homes, Inc.                     Sell        150       3.450       9/20/09           -         (536)
                         Rite Aid Corp.                        Sell         30       7.500       3/20/09           -         (416)
                         Saks, Inc.                            Sell        105       2.000       9/20/08           -          163
                         Sprint Nextel Corp.                   Sell        370       2.550       3/20/09           -      (12,476)
                         The Goodyear Tire & Rubber Co.        Sell        100       1.550       9/20/08           -          (24)
                         TXU Corp.                             Sell         20       5.910      12/20/12           -         (911)
                         TXU Corp.                             Sell         20       6.050      12/20/12           -         (814)
                         TXU Corp.                             Sell         25       6.000      12/20/12           -       (1,061)
                         Univision Communications, Inc.        Sell          5      14.600       3/20/09           -           53
                         Vale Overseas Ltd.                    Sell        125       1.270       8/20/17           -      (11,969)
                         Vornado Realty LP                     Sell         40       3.600       3/20/09           -          (68)
                         Wachovia Corp.                        Sell         80       1.000       3/20/09           -            1
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                         ABX.HE.AA.06-2 Index                  Sell         30       0.170       5/25/46      (3,600)     (17,427)
                         Ambac Assurance Corp.                 Sell         80       4.550       9/20/08           -       (1,900)
                         Ambac Assurance Corp.                 Sell        100       4.550       9/20/08           -       (2,375)
                         American International Group,
                         Inc.                                  Sell        255       1.650       3/20/09           -           55
                         CDX.NA.IG.9 Index                     Sell        595       0.600      12/20/12      (5,755)     (24,262)
                         Cemex                                 Sell         40       2.000       3/20/09           -            5
                         Centex Corp.                          Sell        100       1.550       9/20/09           -       (5,941)
                         CenturyTel, Inc.                       Buy         35       1.300       3/20/13           -          894
                         CenturyTel, Inc.                       Buy         50       1.980       3/20/13           -         (204)
                         Citigroup, Inc.                       Sell        150       1.200       9/20/08           -       (9,849)
                         Countrywide Home Loans, Inc.          Sell         65       3.250       9/20/08           -         (914)
                         CVRD Inco Ltd.                         Buy        125       0.660       9/20/17           -        5,642
                         Georgia-Pacific Corp.                 Sell        100       1.750       9/20/08           -         (907)
                         Intelsat Ltd.                         Sell         25       2.850       9/20/08           -         (594)
                         iStar Financial, Inc.                 Sell         60      12.000       3/20/09           -         (866)
                         iStar Financial, Inc.                 Sell         70       3.000      12/20/08           -       (5,439)
                         iStar Financial, Inc.                 Sell         10       4.320      12/20/12           -       (1,331)
                         iStar Financial, Inc.                 Sell        120       2.925      12/20/08           -       (9,387)
                         Lehman Brothers Holdings, Inc.        Sell        130       1.410       9/20/08           -       (3,305)
                         MBIA, Inc.                            Sell        125       1.300       9/20/08           -       (8,280)
                         Merrill Lynch & Co., Inc.             Sell        125       1.850       6/20/08           -          392
                         Owens-Illinois, Inc.                  Sell         55       1.250       9/20/08           -            8
                         Prudential Financial, Inc.            Sell         95       2.050       6/20/09           -          (91)
                         The Bear Stearns Cos., Inc.           Sell        255       2.350       9/20/08           -         (715)
                         TXU Corp.                             Sell        190       2.550       9/20/08           -       (1,758)
                         Vornado Realty LP                     Sell         80       3.875       6/20/09           -           80
                         Wachovia Corp.                        Sell        175       1.000       3/20/09           -            3
                         Washington Mutual, Inc.               Sell         80       4.500      12/20/08           -       (1,694)

                       8 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                         Washington Mutual, Inc.               Sell         15       4.500      12/20/08           -         (318)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP               R.H. Donnelley Corp.                  Sell         85       9.000       3/20/09           -       (2,944)
------------------------------------------------------------------------------------------------------------------------------------

Lehman Brothers Special
Financing, Inc.:
                         ABX.HE.AA.06-2 Index                  Sell         90       0.170       5/25/46     (58,268)     (52,123)
                         Ambac Assurance Corp.                 Sell         40       4.650       9/20/08           -         (930)
                         Capital One Bank                       Buy         45       1.800      12/20/12           -        3,284
                         CenturyTel, Inc.                       Buy         40       1.430       3/20/13           -         (795)
                         Dole Food Co., Inc.                   Sell        100       3.450       9/20/08           -       (4,420)
                         D.R. Horton, Inc.                     Sell        190       4.200      12/20/08           -          325
                         General Mills, Inc.                   Sell        190       0.400      12/20/12           -           23
                         Genworth Financial, Inc.              Sell        120       3.250       3/20/09           -          176
                         Harrah's Operating Co., Inc.          Sell        150       5.000       3/20/10      (7,500)      (8,669)
                         K. Hovnanian Enterprises, Inc.        Sell        100       7.500       9/20/08           -       (3,554)
                         Levi Strauss & Co.                    Sell        100       1.600       9/20/08           -          286
                         Merrill Lynch & Co., Inc.             Sell         45       3.000       9/20/08           -          503
                         Morgan Stanley                        Sell        255       0.640       9/20/08           -         (120)
                         Prudential Financial, Inc.            Sell         95       2.100       6/20/09           -          (28)
                         R.H. Donnelley Corp.                  Sell         15       5.000       3/20/09      (1,500)      (1,477)
                         Residential Capital LLC               Sell         60       5.000       6/20/08      (7,800)     (11,497)
                         Rite Aid Corp.                        Sell        100       3.250       9/20/08           -       (3,426)
                         Saks, Inc.                            Sell        100       1.700       9/20/08           -            5
                         Tenet Healthcare Corp.                Sell        100       4.900       3/20/09           -        1,945
                         The Hartford Financial Services
                         Group, Inc.                           Sell         40       2.350       3/20/09           -          528
                         The Hartford Financial Services
                         Group, Inc.                           Sell         40       2.350       3/20/09           -          528
                         Toys "R" Us, Inc.                     Sell         25       8.610       3/20/09           -          905
                         Toys "R" Us, Inc.                     Sell         10       8.610       3/20/09           -          362
                         Toys "R" Us, Inc.                     Sell        100       3.250       9/20/08           -       (2,537)
                         Univision Communications, Inc.        Sell         15       3.000      12/20/08           -       (1,345)
                         Univision Communications, Inc.        Sell        140       3.000      12/20/08           -      (12,554)
                         Washington Mutual, Inc.               Sell         35       4.400      12/20/08           -         (766)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                         ABX.HE.AA.06-2 Index                  Sell         40       0.170       5/25/46      (4,000)     (23,166)
                         Countrywide Home Loans, Inc.          Sell        315       0.750       9/20/08           -       (8,324)
                         First Data Corp.                      Sell        105       3.600       9/20/08           -          264
                         Ford Motor Co.                        Sell        190       6.050      12/20/17           -      (29,843)
                         General Motors Corp.                  Sell        130       5.050      12/20/17           -      (23,074)
                         Harrah's Operating Co., Inc.          Sell        190       2.200       9/20/08           -       (4,176)
                         J.C. Penney Co., Inc.                 Sell         70       1.300      12/20/17           -       (3,464)
                         J.C. Penney Co., Inc.                 Sell         60       1.070      12/20/17           -       (3,958)
                         Kohl's Corp.                           Buy        105       0.870      12/20/17           -        5,597
                         Kohl's Corp.                           Buy         90       0.660      12/20/17           -        6,191
                         Lehman Brothers Holdings, Inc.        Sell        125       0.700       9/20/10           -       (7,046)
                         Lennar Corp.                          Sell        190       2.900      12/20/08           -       (5,201)
                         Merrill Lynch & Co., Inc.             Sell        220       3.000       9/20/08           -        2,458
                         Merrill Lynch & Co., Inc.             Sell         90       3.250       9/20/08           -        1,179
                         Residential Capital LLC               Sell        150       6.120       9/20/08           -      (49,072)
                         Residential Capital LLC               Sell         15       5.000       6/20/08      (2,025)      (2,874)
                         Residential Capital LLC               Sell         15       5.000       6/20/08      (2,175)      (2,874)
                         Residential Capital LLC               Sell         35       5.000       6/20/08      (5,075)      (6,707)
                         Sara Lee Corp.                         Buy        190       0.418       9/20/12           -        5,253
                         The Hartford Financial Services
                         Group, Inc.                           Sell         40       2.400       3/20/09           -          548
                                                                                                          --------------------------
                                                                                                          $ (100,666)  $ (405,134)
                                                                                                          ==========================

-------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                  RECEIVED
SWAP                   NOTIONAL        PAID BY          BY   TERMINATION
COUNTERPARTY             AMOUNT       THE FUND    THE FUND          DATE          VALUE
-----------------------------------------------------------------------------------------
                                   Three-Month
Credit Suisse                          USD BBA
International         $ 280,000          LIBOR      5.428%        8/7/17       $ 30,134
-----------------------------------------------------------------------------------------

                       9 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                   Three-Month
                                       USD BBA
Deutsche Bank AG         230,000         LIBOR      5.445         8/8/17         25,054
-----------------------------------------------------------------------------------------
                                                                              $  55,188
                                                                              ===========

Abbreviation is as follows:

BBA LIBOR     British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                 NOTIONAL                                                 TERMINATION
SWAP COUNTERPARTY                  AMOUNT      PAID BY THE FUND   RECEIVED BY THE FUND           DATE       VALUE
---------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                                               If positive, the       If negative, the
                                                Total Return of        Total Return of
                                                     the Lehman             the Lehman
                                             Brothers U.S. CMBS          Brothers U.S.
                                                 AAA 8.5+ Index          CMBS AAA 8.5+
                                                  plus 20 basis         Index minus 20
                              $   400,000                points           basis points         6/1/08   $   12,832
                                               If positive, the       If negative, the
                                                Total Return of        Total Return of
                                                     the Lehman             the Lehman
                                         Brothers U.S. CMBS AAA          Brothers U.S.
                                                     8.5+ Index          CMBS AAA 8.5+
                                                  plus 25 basis         Index minus 25
                                  100,000                points           basis points         5/1/08        3,204
                                               If positive, the       If negative, the
                                                Total Return of        Total Return of
                                                     the Lehman             the Lehman
                                             Brothers U.S. CMBS          Brothers U.S.
                                                 AAA 8.5+ Index          CMBS AAA 8.5+
                                                 minus 55 basis          Index plus 55
                                  870,000                points           basis points         5/1/08       28,452
---------------------------------------------------------------------------------------------------------------------
                                               If positive, the       If negative, the
                                                Total Return of        Total Return of
                                                     the Lehman             the Lehman
                                             Brothers U.S. CMBS          Brothers U.S.
                                                 AAA 8.5+ Index          CMBS AAA 8.5+
                                                  plus 15 basis         Index minus 15
Deutsche Bank AG                1,100,000                points           basis points         8/1/08       35,333
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
                                                                      If negative, the
                                               If positive, the        Total Return of
                                                Total Return of             the Lehman
                                                     the Lehman          Brothers U.S.
                                             Brothers U.S. CMBS          CMBS AAA 8.5+
                                  600,000        AAA 8.5+ Index                  Index         3/1/09       16,411
                                               If positive, the       If negative, the
                                                Total Return of        Total Return of
                                                     the Lehman             the Lehman
                                             Brothers U.S. CMBS          Brothers U.S.
                                                 AAA 8.5+ Index          CMBS AAA 8.5+
                                                minus 200 basis         Index plus 200
                                  380,000                points           basis points         3/1/09       37,847
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.:
                                               If positive, the        If negative, the
                                                Total Return of         Total Return of
                                                     the Lehman              the Lehman
                                             Brothers U.S. CMBS           Brothers U.S.
                                                 AAA 8.5+ Index           CMBS AAA 8.5+
                                                 minus 25 basis           Index plus 25
                                  400,000                points            basis points        2/1/09        5,395
                                               If positive, the        If negative, the
                                                Total Return of         Total Return of
                                                     the Lehman              the Lehman
                                             Brothers U.S. CMBS           Brothers U.S.
                                                 AAA 8.5+ Index           CMBS AAA 8.5+
                                                minus 250 basis          Index plus 250
                                  240,000                points            basis points        3/1/09       12,227
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                               If positive, the         If negative, the
                                                Total Return of          Total Return of
                                                     the Lehman               the Lehman
                                             Brothers U.S. CMBS            Brothers U.S.
                                                 AAA 8.5+ Index            CMBS AAA 8.5+
                                                  plus 40 basis           Index minus 40
                                  800,000                points             basis points       6/1/08       22,160
                                               If positive, the         If negative, the
                                                Total Return of          Total Return of
                                                     the Lehman               the Lehman
                                             Brothers U.S. CMBS            Brothers U.S.
                                                 AAA 8.5+ Index            CMBS AAA 8.5+
                                                 minus 90 basis            Index plus 90
                                  400,000                points             basis points       6/1/08       11,084

                      10 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                If positive, the       If negative, the
                                                 Total Return of        Total Return of
                                                      the Lehman             the Lehman
                                              Brothers U.S. CMBS          Brothers U.S.
                                                  AAA 8.5+ Index          CMBS AAA 8.5+
                                                   plus 30 basis         Index minus 30
                                  360,000                 points           basis points        8/1/08        8,738
                                                If positive, the       If negative, the
                                                 Total Return of        Total Return of
                                                      the Lehman             the Lehman
                                              Brothers U.S. CMBS          Brothers U.S.
                                                  AAA 8.5+ Index          CMBS AAA 8.5+
                                                 minus 150 basis         Index plus 150
                                  200,000                 points           basis points        8/1/08        4,851
                                                    If positive,       If negative, the
                                                       the Total        Total Return of
                                                       Return of             the Lehman
                                                      the Lehman          Brothers U.S.
                                              Brothers U.S. CMBS          CMBS AAA 8.5+
                                1,150,000         AAA 8.5+ Index                  Index        8/1/08       27,937
                                                If positive, the       If negative, the
                                                 Total Return of        Total Return of
                                                      the Lehman             the Lehman
                                              Brothers U.S. CMBS          Brothers U.S.
                                  400,000              AAA Index         CMBS AAA Index        2/1/09        8,944
                                                If positive, the       If negative, the
                                                 Total Return of        Total Return of
                                                      the Lehman             the Lehman
                                              Brothers U.S. CMBS          Brothers U.S.
                                  800,000              AAA Index         CMBS AAA Index        3/1/09       18,537
                                                If positive, the       If negative, the
                                                 Total Return of        Total Return of
                                                      the Lehman             the Lehman
                                              Brothers U.S. CMBS          Brothers U.S.
                                                  AAA 8.5+ Index          CMBS AAA 8.5+
                                                 minus 250 basis         Index plus 250
                                  350,000                 points           basis points        3/1/09       41,389
                                                If positive, the       If negative, the
                                                 Total Return of        Total Return of
                                                      the Lehman             the Lehman
                                              Brothers U.S. CMBS          Brothers U.S.
                                                  AAA 8.5+ Index          CMBS AAA 8.5+
                                                 minus 350 basis         Index plus 350
                                  570,000                 points           basis points        3/1/09       67,992
                                                                                                        -------------
                                                                                                        $  363,333
                                                                                                        =============

Abbreviation is as follows:

CMBS        Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is

                      11 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                           WHEN-ISSUED OR DELAYED DELIVERY
                                           BASIS TRANSACTIONS
      ----------------------------------------------------------------------
      Purchased securities                 $     3,085,079
      ----------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated

                      12 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

                      13 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                      14 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    27,671,379
Federal tax cost of other investments              (2,345,077)
                                              ------------------
Total federal tax cost                        $    25,326,302
                                              ==================

Gross unrealized appreciation                 $     1,069,423
Gross unrealized depreciation                      (1,175,342)
                                              ------------------
Net unrealized depreciation                   $      (105,919)
                                              ==================

                      15 | OPPENHEIMER SMA CORE BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA Core Bond Fund

By: /s/ John V. Murphy
    --------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    --------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008